Liability related to sales of future royalties and sales milestones, net (Tables)	6 Months Ended
Jun. 30, 2022
Investments, Debt and Equity Securities [Abstract]
Liability Related to Sale of Revenue
The following table shows the activity within the liability related to the sale of future royalties and sales milestones for the six-month period ended June 30, 2022 (in thousands):

June 30,
2022
Balance as of December 31, 2021	$47,016
Non-cash interest expense on liability related to sale of future royalties and sales milestones	3,599
Balance as of June 30, 2022	$50,615